UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.):                |_| is a restatement.
                                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

                                 Name:   MRJ Capital, Inc.

                                 Address: c/o Iridian Asset Management LLC
                                          276 Post Road West, Westport, CT 06880

                                 13F File Number: 028-10310

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name: Matt Greenberg

Title: Managing Director

Phone: 203-341-9011

Signature,                               Place,             and Date of Signing:

/s/ Matt Greenberg                       Westport, CT          02/03/10
-----------------------------------      ----------------   -------------------

Report Type (Check only one.):
                                         |X|  13F HOLDINGS REPORT.
                                         |_|  13F NOTICE.
                                         |_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:



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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      none

Form 13F Information Table Entry Total: 57

Form 13F Information Table Value Total: $103,719,000
List of Other Included Managers:


No.  13F File Number                                         Name

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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVANCED AUTO PARTS            COM              00751Y106      652    16100 SH       SOLE                                      16100
AGILENT TECHNOLOGIES INC       COM              00846U101     3526   113500 SH       SOLE                                     113500
ALCOA INC COM                  COM              013817101      421    26136 SH       SOLE                                      26136
AMERICAN EAGLE OUTFITTERS      COM              02553E106      737    43400 SH       SOLE                                      43400
AMGEN INC                      COM              031162100     3451    61000 SH       SOLE                                      61000
ANADARKO PETROLEUM CORP        COM              032511107      467     7482 SH       SOLE                                       7482
ASTORIA FINANCIAL CORP         COM              046265104      747    60120 SH       SOLE                                      60120
AT&T INC                       COM              00206R102     2200    78500 SH       SOLE                                      78500
BALL CORP                      COM              058498106     4405    85200 SH       SOLE                                      85200
BANK OF AMERICA CORP           COM              060505104     1383    91859 SH       SOLE                                      91859
BANK OF NEW YORK MELLON CORP   COM              064058100     2305    82400 SH       SOLE                                      82400
BECTON DICKINSON & CO          COM              075887109     2034    25790 SH       SOLE                                      25790
BIOGEN IDEC INC                COM              09062X103     2456    45900 SH       SOLE                                      45900
CENOVUS ENERGY INC             COM              15135U109      611    24261 SH       SOLE                                      24261
CHEVRON CORP                   COM              166764100     3541    45998 SH       SOLE                                      45998
CISCO SYSTEMS INC              COM              17275R102     2339    97700 SH       SOLE                                      97700
CITIGROUP INC                  COM              172967101      146    44112 SH       SOLE                                      44112
COMPUTER SCIENCES CORP         COM              205363104      610    10600 SH       SOLE                                      10600
CONOCOPHILLIPS                 COM              20825C104      419     8200 SH       SOLE                                       8200
CROWN HOLDINGS INC.            COM              228368106     4554   178025 SH       SOLE                                     178025
DEAN FOODS CO                  COM              242370104     1512    83800 SH       SOLE                                      83800
DEVON ENERGY CORP              COM              25179M103      213     2900 SH       SOLE                                       2900
DIAGEO PLC-SPON ADR            COM              25243Q205     2249    32400 SH       SOLE                                      32400
DIRECTV GROUP INC (THE)        COM              25490A101     4195   125800 SH       SOLE                                     125800
DRESSER-RAND GROUP INC         COM              261608103     3117    98600 SH       SOLE                                      98600
EBAY INC                       COM              278642103     2269    96400 SH       SOLE                                      96400
EDWARDS LIFESCIENCES CORP      COM              28176E108     1654    19040 SH       SOLE                                      19040
ENCANA CORP                    COM              292505104      786    24261 SH       SOLE                                      24261
ENSCO INTERNATIONAL INC        COM              26874Q100      312     7800 SH       SOLE                                       7800
FRANKLIN RESOURCES INC         COM              354613101     3648    34628 SH       SOLE                                      34628
FREEPORT-MCMORAN COPPER        COM              35671D857     2063    25700 SH       SOLE                                      25700
GENERAL DYNAMICS               COM              369550108     1329    19500 SH       SOLE                                      19500
HEWLETT-PACKARD CO             COM              428236103     3075    59700 SH       SOLE                                      59700
HUDSON CITY BANCORP INC        COM              443683107     2831   206200 SH       SOLE                                     206200
IBM CORPORATION                COM              459200101     2825    21578 SH       SOLE                                      21578
JPMORGAN CHASE & CO            COM              46625H100     3657    87762 SH       SOLE                                      87762
KIMBERLY-CLARK CORP            COM              494368103     1026    16100 SH       SOLE                                      16100
LOCKHEED MARTIN                COM              539830109      264     3500 SH       SOLE                                       3500
MACY'S INC                     COM              55616P104     1730   103200 SH       SOLE                                     103200
MCDONALDS CORP                 COM              580135101      731    11700 SH       SOLE                                      11700
MICROSOFT CORP COM             COM              594918104     2670    87558 SH       SOLE                                      87558
MORGAN STANLEY                 COM              617446448      440    14868 SH       SOLE                                      14868
NAVISTAR INTERNATIONAL         COM              63934E108     2199    56900 SH       SOLE                                      56900
NORTHROP GRUMMAN CORP          COM              666807102     1201    21500 SH       SOLE                                      21500
OLIN CORP                      COM              680665205      356    20300 SH       SOLE                                      20300
PEPSICO INC                    COM              713448108      221     3629 SH       SOLE                                       3629
PRECISION CASTPARTS CORP       COM              740189105     3763    34100 SH       SOLE                                      34100
SHIRE PLC-ADR                  COM              82481R106     2184    37200 SH       SOLE                                      37200
STATE STREET CORP              COM              857477103     3091    71000 SH       SOLE                                      71000
TECK RESOURCES LTD-CLS B       COM              878742204      927    26500 SH       SOLE                                      26500
TEEKAY CORPORATION             COM              Y8564W103     2249    96900 SH       SOLE                                      96900
TEMPLE-INLAND INC              COM              879868107      621    29440 SH       SOLE                                      29440
THE SHERWIN-WILLIAMS CO        COM              824348106     1603    26000 SH       SOLE                                      26000
THE TRAVELERS COS INC          COM              89417E109     1451    29100 SH       SOLE                                      29100
US BANCORP                     COM              902973304     1524    67704 SH       SOLE                                      67704
VALSPAR CORP                   COM              920355104     2445    90100 SH       SOLE                                      90100
WELLS FARGO & CO               COM              949746101      286    10600 SH       SOLE                                      10600